UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2007 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.7%
ASSET-BACKED COMMERCIAL PAPER — 41.6%
Amstel Funding Corp
5.25% due 04/17/07*	$23,000,000	$22,949,688
Amsterdam Funding Corp.
5.23% due 04/05/07*	23,000,000	22,989,976
5.25% due 05/03/07*	24,000,000	23,891,603
Barton Capital Corp.
5.29% due 04/18/07*	18,000,000	17,957,680
Cafco LLC
5.23% due 06/13/07*	23,000,000	22,759,420
Charta LLC
5.23% due 06/11/07*	23,000,000	22,766,103
Clipper Receivables Co., LLC
5.28% due 04/13/07*	23,000,000	22,962,893
CRC Funding LLC
5.23% due 06/11/07*	23,000,000	22,766,103
Edison Asset Securitization LLC
5.17% due 04/03/07*	16,000,000	15,997,702
Falcon Asset Securitization Corp.
5.26% due 04/05/07*	30,000,000	29,986,850
Galaxy Funding, Inc.
5.22% due 06/01/07*	23,000,000	22,799,900
Giro Funding US Corp
5.25% due 06/12/07*	20,381,000	20,169,972
5.25% due 06/15/07*	17,805,000	17,612,854
5.30% due 04/16/07*	2,228,000	2,223,408
Greyhawk Funding LLC
5.26% due 04/20/07*	20,000,000	19,947,400
5.28% due 04/26/07*	23,000,000	22,919,040
Jupiter Securitization Co., LLC
5.25% due 04/09/07*	18,000,000	17,981,625
Kittyhawk Funding
5.24% due 04/24/07*	25,000,000	24,909,028
5.30% due 04/04/07*	25,000,000	24,992,639
Park Avenue Receivable Co., Ltd
5.26% due 04/04/07*	25,000,000	24,992,694
Ranger Funding Co., LLC
5.26% due 04/02/07*	28,000,000	28,000,000
5.28% due 05/10/07*	20,000,000	19,888,533
Sheffield Receivables Corp.
5.26% due 05/25/07*	25,000,000	24,806,403
5.29% due 04/12/07*	25,000,000	24,963,264
5.33% due 04/05/07*	25,000,000	24,988,896
Surrey Funding Corp.
5.24% due 04/05/07*	23,000,000	22,989,957
5.27% due 05/11/07*	25,000,000	24,857,406
Sydney Capital Inc.
5.26% due 04/04/07*	25,000,000	24,992,694
5.27% due 04/03/07*	2,549,000	2,548,627
5.27% due 04/16/07*	25,000,000	24,948,764
Thames Asset Global Securitization, Inc.
5.18% due 06/14/07*	19,000,000	18,800,426
Windmill Funding Corp.
5.23% due 04/05/07*	23,000,000	22,989,976
5.25% due 04/11/07*	20,000,000	19,973,750

Total Asset-Backed Commercial Paper
(amortized cost $708,325,274)		708,325,274

CERTIFICATES OF DEPOSIT — 21.7%
ABN AMRO Bank NV
5.42% due 05/11/07+	12,200,000	12,201,362
Barclays Bank PLC
5.31% due 04/19/07	200,000	199,984
5.32% due 04/23/07	8,000,000	8,000,019
BNP Paribas
5.31% due 07/09/07	36,000,000	36,000,000
Calyon NY
5.31% due 06/26/07+	5,500,000	5,499,457
First Tennessee Bank
5.31% due 05/17/07	15,000,000	15,000,000
5.32% due 04/18/07+	22,000,000	22,000,000
Fortis Bank
5.27% due 04/30/07	5,100,000	5,098,376
HBOS Treasury Services PLC
5.22% due 04/03/07	200,000	199,999
5.35% due 10/25/07+	20,000,000	20,000,000
5.36% due 10/22/07	23,000,000	23,001,870
Lloyds TSB Bank PLC
5.29% due 06/13/07+*	23,000,000	23,000,000
5.35% due 04/25/07	36,000,000	36,000,000
Royal Bank Scotland PLC N Y
5.29% due 04/04/07+	31,000,000	30,997,851
5.31% due 04/19/07	23,000,000	23,000,054
Societe Generale
5.26% due 04/20/07+	57,500,000	57,497,965
Svenska Handelsbanken, Inc.
5.65% due 07/20/07*	29,000,000	29,013,937
UBS AG Stamford
5.30% due 07/20/07	22,000,000	22,000,247

Total Certificates of Deposit (amortized cost $368,711,121)		368,711,121

COMMERCIAL PAPER — 19.2%
Bank of America Corp.
5.30% due 04/30/07+	23,000,000	23,002,433
Barclays U.S. Funding LLC
5.22% due 06/08/07*	25,000,000	24,757,358
Bear Stearns Co., Inc.
5.17% due 06/25/07*	23,000,000	22,722,543
General Electric Capital Corp.
5.15% due 10/16/07*	4,500,000	4,373,181
HBOS Treasury Services PLC
5.23% due 06/14/07	20,000,000	19,787,894
HSBC Bank USA, Inc.
5.42% due 06/21/07+	16,000,000	16,009,798
JP Morgan Chase & Co.
5.23% due 04/24/07*	20,000,000	19,936,078
Morgan Stanley
5.30% due 09/10/07+*	37,000,000	37,000,000
Nordea North America, Inc.
5.20% due 06/11/07*	23,000,000	22,767,444
Rabobank USA Financial Corp.
5.29% due 04/04/07*	25,000,000	24,992,653
5.34% due 04/02/07*	50,000,000	50,000,000
Svenska Handlesbanken, Inc.
5.22% due 06/29/07*	19,000,000	18,757,560
5.22% due 06/29/07	19,000,000	18,757,560
UBS Finance Delaware LLC
5.20% due 07/05/07*	24,000,000	23,674,008

Total Commercial Paper (amortized cost $326,538,510)		326,538,510

MEDIUM TERM NOTES — 17.5%
Barclays Bank PLC
5.41% due 11/02/07*	27,000,000	27,000,000
Beta Finance, Inc.
5.33% due 04/16/07+	36,000,000	36,005,124
Cheyne Finance LLC
5.31% due 04/06/07+	23,000,000	23,000,000
5.32% due 06/06/07+	37,000,000	36,998,017
Merrill Lynch & Co., Inc.
5.29% due 04/16/07+*	39,000,000	39,000,045
5.33% due 04/16/07+*	21,000,000	21,000,000
Morgan Stanley Dean Witter Co.
5.49% due 04/18/07+*	23,000,000	23,027,799
Sedna Finance, Inc.
5.32% due 04/16/07+*	36,000,000	35,998,596
Sigma Finance, Inc.
5.32% due 06/18/07+	37,000,000	36,999,143
Wells Fargo & Co.
5.31% due 04/05/07+*	19,000,000	19,000,000

Total Medium Term Notes
(amortized cost $298,028,724)		298,028,724

TAXABLE MUNICIPAL MEDIUM TERM NOTES — 0.6%
Illinois Student Assistance Commission
Series D 5.34% due 04/04/07 (amortized cost $10,000,000)	10,000,000	10,000,000

U.S. GOVERNMENT AGENCIES — 0.1%
Agency for International Development Panama
5.76% due 04/03/07+ (amortized cost $2,345,068)	2,338,614	2,345,068

Total Short-Term Investment Securities —
(amortized cost $1,713,948,697)		1,713,948,697

REPURCHASE AGREEMENT — 1.2%
UBS Securities, LLC Joint Repurchase Agreement(1) (amortized cost $20,183,000)	20,183,000	20,183,000

TOTAL INVESTMENTS — (amortized cost $1,734,131,697)#	101.9%	1,734,131,697
Liabilities in excess of other assets	(1.9)	(33,135,410)

NET ASSETS	100.0%	$1,700,996,287

*	Securities exempt from registration under Rule 144A of securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The fund has no rights to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $1,151,318,677 representing 67.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	At March 31, 2007, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security – the rate reflected is as of March 31, 2007; maturity date reflects next reset date.

(1)	See Note 2 for details of Joint Repurchase Agreement.

Industry Allocation (2)

Asset Backed Commercial Paper/Receivables	21.2%
Foreign Bank	15.5%
Money Center Banks	13.5%
Asset Backed Commercial Paper/Securities	10.4%
Asset Backed Commercial Paper/Multi-Asset	8.7%
Finance-Invest Banker/Broker	7.1%
Finance	6.7%
Asset Backed Commercial Paper/Finance	3.5%
Commercial Banks	3.4%
Diversified Financial Services	2.7%
Regional Bank	2.2%
Super-Regional Banks-US	1.4%
Asset Backed/Multi-Asset	1.3%
Investment Bank/Brokerage	1.3%
Repurchase Agreement	1.2%
Domestic Bank	1.1%
Municipalities	0.6%
Sovereign Agency	0.1%

101.9%

(2)	Calculated as a Percentage of Net Assets

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2007 (unaudited)

Security Description	Principal Amount / Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 97.2%
Alabama — 2.8%
Stevenson Alabama Industrial Development Board Environmental Improvement Revenue (LOC-JP Morgan Chase Bank)
3.75% due 04/02/07+	$3,000,000	$3,000,000

Arizona — 3.2%
Arizona Health Facilities Authority
3.61% due 04/04/07+	1,100,000	1,100,000
Maricopa County, Arizona Industrial Development Authority Multi Family Housing Revenue Series A (LOC-Wells Fargo Bank N.A.)
3.75% due 04/05/07+	1,510,000	1,510,000
Maricopa County, Arizona Industrial Development Revenue (LOC-Harris Trust & Savings Bank)
3.72% due 04/05/07+	790,000	790,000

		3,400,000

Colorado — 2.8%
Colorado Housing & Finance Authority Series SFM, Class 1-B2
3.66% due 04/04/07	1,000,000	1,000,000
Colorado Springs, Colorado Revenue (LOC-Wells Fargo Bank N.A.)
3.75% due 04/05/07	1,345,000	1,345,000
Durango, Colorado Revenue (LOC-Wells Fargo Bank N.A.)
3.75% due 04/05/07	660,000	660,000

		3,005,000

Connecticut — 0.4%
Connecticut State Special Tax Obligation Revenue
3.66% due 04/04/07	450,000	450,000

Delaware — 0.3%
Delaware Valley Pennsylvania Regional Finance Authority (LOC-Bayerische Landesbank)
3.68% due 04/04/07+	300,000	300,000

Florida — 4.2%
County of Miami-Dade Florida
3.65% due 04/04/07+	3,800,000	3,800,000
Florida Keys Aqueduct Authority Revenue
3.66% due 04/04/07+	700,000	700,000

		4,500,000

Georgia — 1.5%
Fulton County, Georgia Development Authority Revenue (LOC-Wachovia Bank N.A.)
3.66% due 04/05/07+	1,600,000	1,600,000

Idaho — 0.5%
Idaho Health Facilities Authority Revenue
3.80% due 04/02/07+	550,000	550,000

Illinois — 8.7%
Chicago Board of Education Series C
3.65% due 04/05/07+	180,000	180,000
Chicago Illinois O Hare International Airport Revenue Class B (LOC-Societe Generale)
3.70% due 04/04/07+	845,000	845,000
Chicago O’Hare International Airport Series C
3.66% 04/04/07+	2,800,000	2,800,000
Chicago, Illinois Water Revenue (LOC-Bank One N.A.)
3.65% due 04/04/07+	500,000	500,000
Illinois Finance Authority Revenue (LOC-Bank of America)
3.64% due 04/05/07+	2,900,000	2,900,000
Illinois Health Facilities Authority Revenue, Series B
3.70% due 04/05/07+	500,000	500,000
Warren County, Illinois Revenue (LOC-Wells Fargo Bank N.A.)
3.75% due 04/05/07+	1,555,000	1,555,000

		9,280,000

Indiana — 2.8%
Marion, Indiana Economic Development Revenue (LOC-Bank of America)
3.66% due 04/04/07+	1,105,000	1,105,000
Reis Hospital and Health Care Service, Inc. Series A
3.66% due 04/04/07+	1,860,000	1,860,000

		2,965,000

Iowa — 1.9%
Iowa Higher Education Loan Authority Revenue American Institute Project (LOC-Wells Fargo Bank N.A.)
3.75% due 04/05/07+	100,000	100,000
Iowa Finance Authority Series A
3.66% due 04/04/07+	600,000	600,000
Iowa Finance Authority Series F
3.72% due 04/05/07+	1,100,000	1,100,000
Storm Lake, Iowa Higher Education Facilities Revenue
3.80% due 04/05/07+	170,000	170,000

		1,970,000

Kansas — 1.6%
Shawnee Industrial Revenue, Series B, (LOC-JP Morgan Chase Bank)
3.67% due 04/02/07+	1,725,000	1,725,000

Kentucky — 5.5%
Breckinridge County, Kentucky Lease Program Revenue, (LOC-U.S. Bank N.A.)
3.65% due 04/04/07+	2,385,000	2,385,000
Breckinridge County, Kentucky, Breckinridge Lease, (LOC-U.S. Bank N.A.)
3.65% due 04/04/07+	1,770,000	1,770,000
Kentucky Economic Development Finance Authority Hospital Facilities Revenue Series C
3.64% due 04/04/07+	1,700,000	1,700,000

		5,855,000

Michigan — 8.9%
Detroit Michigan Water Supply System Series B
3.65% due 04/05/07+	600,000	600,000
Detroit Michigan Water Supply System 2 Series B2
3.65% due 04/05/07+	1,600,000	1,600,000
Holt Michigan Public Schools
3.67% due 04/05/07+	4,000,000	4,000,000
Michigan Municipal Bond Authority (LOC-Bank of Novia Scotia) Series B2
4.50% due 08/20/07	2,500,000	2,507,582
Michigan State Housing Development Authority Series C
3.69% due 04/04/07+	700,000	700,000

		9,407,582

Missouri — 1.7%
Missouri Higher Education Student Loan Authority, Series B
3.70% due 04/04/07+	1,800,000	1,800,000

New Mexico — 3.5%
Albuquerque, New Mexico Educational Facilities
3.70% due 04/04/07+	3,700,000	3,700,000

New York — 12.9%
New York, New York Series E
3.64% due 04/05/07+	2,650,000	2,650,000
New York, New York (LOC-Royal Bank of Scotland) Sub Series F-4
3.64% due 04/05/07+	500,000	500,000
Jay Street Development Corp New York (LOC-Depfa Bank, Plc) Series A-2
3.76% due 04/02/07+	2,385,000	2,385,000
Metropolitan Transportation Authority Series G
3.64% due 04/05/07+	1,745,000	1,745,000
Metropolitan Transportation Authority Series G
3.82% due 04/02/07+	200,000	200,000
Metropolitan Transportation Authority, (LOC-BNP Paribas) Series G2,
3.64% due 04/05/07+	1,565,000	1,565,000
New York City Municipal Water Finance Authority Series CC-1
3.75% due 04/02/07+	3,175,000	3,175,000
New York City Municipal Water Finance Authority Series C
3.80% due 04/02/07+	600,000	600,000
New York City Transitional Finance Authority, Series 1-D
3.75% due 04/02/07+	900,000	900,000

		13,720,000

North Carolina — 9.6%
Charlotte-Mecklenburg Hospital Authority Series C
3.62% due 04/05/07+	460,000	460,000
City of Charlotte North Carolina Certificates of Participation
3.66% due 04/05/07+	1,240,000	1,240,000
County of Guilford North Carolina, Series B
3.66% due 04/05/07+	1,065,000	1,065,000
Durham, North Carolina Public Improvement
3.67% due 04/05/07+	300,000	300,014
Mecklenburg County, North Carolina Certificates of Participation
3.66% due 04/05/07+	1,565,000	1,565,000
North Carolina Medical Care Commission Hospital, Series B
3.65% due 04/05/07+	1,780,000	1,780,000
North Carolina Medical Care Commission Hospital, Series B
3.66% due 04/04/07+	1,670,000	1,670,000
State of North Carolina, Series D
3.65% due 04/04/07+	1,465,000	1,465,000
Winston Salem North Carolina Water and System Revenue, Series C
3.67% due 04/04/07+	595,000	595,000

		10,140,014

North Dakota — 2.4%
North Dakota State Housing Finance Agency Revenue, Series A
3.72% due 04/04/07+	2,545,000	2,545,000

Ohio — 2.9%
Cleveland, Ohio Airport System Revenue, (LOC-West LB AG) Class D
3.71% due 04/04/07+	2,650,000	2,650,000
Franklin County, Ohio Hospital Revenue, (LOC-Citibank N.A.) Series B
3.65% due 04/05/07+	465,000	465,000

		3,115,000

Pennsylvania — 3.4%
Delaware Valley Pennsylvania Regional Finance Authority (LOC-Bayerische Landes Bank) Series C
3.68% due 04/04/07+	1,700,000	1,700,000
Pennsylvania State Turnpike Commission Series U
3.64% due 04/05/07+	900,000	900,000
Pennsylvania Turnpike Commission Class A1
3.70% due 04/04/07+	1,000,000	1,000,000

		3,600,000

South Carolina — 1.9%
Piedmont Municipal Power Agency Sub Series B-3
3.65% due 04/04/07+	1,000,000	1,000,000
Piedmont Municipal Power Agency, Electric Revenue, Sub Series B-6
3.65% due 04/04/07+	300,000	300,000
Piedmont Municipal Power Agency Series B
3.66% due 04/04/07+	660,000	660,000

		1,960,000

Tennessee — 0.8%
Jackson Energy Authority
3.66% due 04/05/07+	850,000	850,000

Texas — 5.0%
City of Brownsville Utility System Revenue, Series A
3.64% due 04/04/07+	800,000	800,000
State of Texas Tax and Revenue Anticipation Notes
4.50% due 08/31/07	4,500,000	4,516,984

		5,316,984

Washington — 3.5%
Port of Seattle, Washington Industrial Development, (LOC-Citibank N.A.)
3.72% due 04/04/07+	1,500,000	1,500,000
Washington Health Care Facilities Authority Series C
3.65% due 04/04/07+	2,150,000	2,150,000

		3,650,000

Wyoming — 4.5%
Wyoming Community Development Authority Series A2
3.64% due 04/05/07+	4,790,000	4,790,000

Registered Investment Company — 0.0%
SSGA Tax Free Money Market Fund	35,299	35,300

TOTAL SHORT-TERM INVESTMENT SECURITIES	97.2%	103,229,880
(amortized cost $103,229,880)*	2.8	2,998,383

NET ASSETS —	100.0%	$106,228,263

*	At March 31, 2007, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security – the rate reflected is as of March 31, 2007; maturity date reflects next reset date.

LOC — Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2007 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

Note 2. Repurchase Agreements

As of March 31, 2007, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Money Market Fund	8.97%	$20,183,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2007, bearing interest at a rate of 5.12% per annum, with a principal amount of $225,000,000 a repurchase price of $225,096,000, and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.63%	01/15/15	$225,000,000	$229,500,000

Note 3. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”), AIG SunAmerica Capital Services, Inc., (the “Distributor”), and AIG Global Investment Corp., the subadviser to the SunAmerica Municipal Money Market Fund (the “Subadviser), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser or principal underwriter of the Funds. The Adviser, Subadviser and Distributer expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, Distributor and Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: May 30, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: May 30, 2007